Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2023
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/21
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[1]
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.95%	[1]
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.41%)
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.05%
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.89%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	1.94%
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	2.19%
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.14%)
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.91%
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	4.81%
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.54%
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	4.76%
(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/21
(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund) | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[2]
(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund) | J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.95%	[2]
(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund) | Class NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	4.85%
(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund) | Class NAV | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	2.54%
(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund) | Class NAV | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	2.72%
(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/21
(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund) | J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.95%	[3]
(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund) | J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[3]
(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.59%
(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund) | Class R4 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.05%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.40%
(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund) | Class R4 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.57%

[1]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the JP Morgan EMBI Global Diversified Index. The JP Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[2]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the JP Morgan EMBI Global Diversified Index. The JP Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[3]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the JP Morgan EMBI Global Diversified Index. The JP Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.